Related parties	12 Months Ended
Dec. 31, 2022
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Related parties
Note 21. Related parties
Key management personnel remuneration
Key management personnel include members of the Board of Directors and the CODM as of December 31, 2022, as described in Note 3.5.
Short-term employee benefits paid to key management personnel totaled to $6.3 million in the fiscal year 2020, $6.0 million in the fiscal year 2021 and $4.8 million in the fiscal year 2022.
On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.
Key management personnel received an aggregate of 929,765 securities in share-based remuneration (free shares and stock options) over the year ended December 31, 2022. The associated non-cash stock-based compensation expense of $0.4 million was recognized for 2022.

Other transactions with related parties
Mr. Godard, a member of the Board of Directors, entered into two service agreements with us and provided consultancy services in the area of (i) global development strategy and (ii) specific development of agricultural biotechnology activities. These agreements were no longer in service in 2022.
Compensation paid for those services in the years ended December 31, 2020, 2021 amounted to $58 thousand, $71 thousand respectively.